Cover Page	Feb. 23, 2021	May 21, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 23, 2021
Entity Registrant Name	HESKA CORPORATION
Entity Incorporation, State or Country Code		DE
Entity File Number		000-22427
Entity Tax Identification Number		77-0192527
Entity Address, Address Line One	3760 Rocky Mountain Avenue
Entity Address, City or Town	Loveland
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80538
City Area Code	970
Local Phone Number	493-7272
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security		Common stock, $0.01 par value
Trading Symbol		HSKA
Security Exchange Name		NASDAQ
Entity Central Index Key	0001038133
Amendment Flag	false
Entity Emerging Growth Company	false